ACQUISITIONS (Detail Textuals 5)	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Dec. 31, 2012 Apex USD ($)	Dec. 31, 2012 Apex CAD	Dec. 31, 2012 Apex Cumulative Convertible Preferred Stock Series D Preferred Stock USD ($)
Business Acquisition [Line Items]
Minimum EBITDA required		$ 1,920,000	2,000,000
Maximum amount		480,000	500,000
Additional earn out EBITDA, Description		If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.
EBITDA fair value estimated model				Monte Carlo simulation model	Monte Carlo simulation model
Discount Rate				19.70%	19.70%
Condition discount rate, Description				The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.	The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.
Fair value, Additional earn out				1,033,000	1,076,000
Fair value, Accrued earn out				1,079,000	1,076,000
Fair value of bonus to be paid to CEO				153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized				160,000	160,000
Escrow percentage of any equity capital raised						25.00%
Equity capital raised in excess						500,000
Issuance of convertible series D preferred stock	7,042,000					7,042,000
Goodwill				$ 2,449,000